PREPAID COSTS AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Costs and Expenses

At December 31, 2015 and December 31, 2014, prepaid expenses and other current assets consisted of the following:

	2015	2014
Other Current Assets	$14,500	585
Prepaid Insurance	87,212	85,713
Prepaid Inventory	8,215	—
Prepaid Expenses and Other Current Assets	$109,927	$86,298